LOANS PAYABLE, CONVERTIBLE NOTE PAYABLE AND LINES OF CREDIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE PAYMENTS UNDER NOTES PAYABLE

Future minimum payments under the above notes payable for the remainder of 2021 and thereafter and the amount of loans payable, net of current portion, are as follows:

2021	$3,000,000
2022	559,354
Total future minimum payments	3,559,354
Less: discount	(18,599)
3,540,755
Less: current	(3,097,382)
$443,373

Future minimum payments under the above notes payable following the year ended December 31, 2020, are as follows:

2021	$3,072,192
2022	1,037,115
4,109,307
Less: discount	(73,391)
4,035,916
Less: current	(2,998,801)
Total future minimum payments	$1,037,115